Notes on the Consolidated Statements of Operations and Comprehensive Income/(Loss) - Income taxes (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Consolidated Income Statement [Line Items]
Average effective annual tax rate	36.00%	27.00%
Income tax expense	€ 2,458	€ 401
Spark Networks SE
Consolidated Income Statement [Line Items]
Average effective annual tax rate	120.10%